Leases - Future Minimum Commitments (Tables) (Details) - Office Space $ in Thousands	Dec. 31, 2018 USD ($)
Future minimum commitments under lease obligations
2019	$ 697
2020	631
2021	297
2022	107
2023	81
Total	$ 1,813